Segmental analysis - Results by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment revenues
Sales and other operating revenues	$ 278,397	$ 298,756	$ 240,208
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	278,397	298,756	240,208
Earnings from joint ventures and associates – after interest and tax	3,257	3,753	2,507
Segment results
Replacement cost profit (loss) before interest and taxation	11,039	20,179	8,621
Inventory holding gains (losses)	667	(801)	853
Profit before interest and taxation	11,706	19,378	9,474
Finance costs	(3,489)	(2,528)	(2,074)
Net finance expense relating to pensions and other post-retirement benefits	(63)	(127)	(220)
Profit (loss) before taxation	8,154	16,723	7,180
Other income statement items
Depreciation, depletion and amortization	17,780	15,457	15,584
Charges for provisions, net of write-back of unused provisions, including change in discount rate	1,185	2,746	3,426
Segment assets
Investments in joint ventures and associates	30,325	26,320
Additions to non-current assetsb	22,613	28,352
US
Segment revenues
Third party sales and other operating revenues	89,334	98,066	83,269
Other income statement items
Depreciation, depletion and amortization	6,062	5,170	5,571
Non-US
Segment revenues
Third party sales and other operating revenues	189,063	200,690	156,939
Other income statement items
Depreciation, depletion and amortization	11,718	10,287	10,013
Reportable segments | Upstream
Segment revenues
Sales and other operating revenues	54,501	56,399	45,440
Less: sales and other operating revenues between segments	(27,034)	(28,565)	(24,179)
Third party sales and other operating revenues	27,467	27,834	21,261
Earnings from joint ventures and associates – after interest and tax	603	951	930
Segment results
Replacement cost profit (loss) before interest and taxation	4,917	14,328	5,221
Inventory holding gains (losses)	(8)	(6)	8
Profit before interest and taxation	4,909	14,322	5,229
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	118	355	220
Segment assets
Investments in joint ventures and associates	12,196	12,785
Additions to non-current assetsb	16,254	24,266
Reportable segments | Upstream | US
Other income statement items
Depreciation, depletion and amortization	4,672	4,211	4,631
Reportable segments | Upstream | Non-US
Other income statement items
Depreciation, depletion and amortization	9,560	8,907	8,637
Reportable segments | Downstream
Segment revenues
Sales and other operating revenues	250,897	270,689	219,853
Less: sales and other operating revenues between segments	(973)	(574)	(1,800)
Third party sales and other operating revenues	249,924	270,115	218,053
Earnings from joint ventures and associates – after interest and tax	374	589	674
Segment results
Replacement cost profit (loss) before interest and taxation	6,502	6,940	7,221
Inventory holding gains (losses)	685	(862)	758
Profit before interest and taxation	7,187	6,078	7,979
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	507	834	304
Segment assets
Investments in joint ventures and associates	3,609	2,772
Additions to non-current assetsb	4,014	3,609
Reportable segments | Downstream | US
Other income statement items
Depreciation, depletion and amortization	1,335	900	875
Reportable segments | Downstream | Non-US
Other income statement items
Depreciation, depletion and amortization	1,586	1,177	1,141
Reportable segments | Rosneft
Segment revenues
Sales and other operating revenues	0	0	0
Less: sales and other operating revenues between segments	0	0	0
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	2,295	2,283	922
Segment results
Replacement cost profit (loss) before interest and taxation	2,316	2,221	836
Inventory holding gains (losses)	(10)	67	87
Profit before interest and taxation	2,306	2,288	923
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	12,927	10,074
Additions to non-current assetsb	0	0
Reportable segments | Rosneft | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Reportable segments | Rosneft | Non-US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Other businesses and corporate
Segment revenues
Sales and other operating revenues	1,788	1,678	1,469
Less: sales and other operating revenues between segments	(782)	(871)	(575)
Third party sales and other operating revenues	1,006	807	894
Earnings from joint ventures and associates – after interest and tax	(15)	(70)	(19)
Segment results
Replacement cost profit (loss) before interest and taxation	(2,771)	(3,521)	(4,445)
Inventory holding gains (losses)	0	0	0
Profit before interest and taxation	(2,771)	(3,521)	(4,445)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	560	1,557	2,902
Segment assets
Investments in joint ventures and associates	1,593	689
Additions to non-current assetsb	2,345	477
Other businesses and corporate | US
Other income statement items
Depreciation, depletion and amortization	55	59	65
Other businesses and corporate | Non-US
Other income statement items
Depreciation, depletion and amortization	572	203	235
Consolidation adjustment and eliminations
Segment revenues
Sales and other operating revenues	(28,789)	(30,010)	(26,554)
Less: sales and other operating revenues between segments	28,789	30,010	26,554
Third party sales and other operating revenues	0	0	0
Earnings from joint ventures and associates – after interest and tax	0	0	0
Segment results
Replacement cost profit (loss) before interest and taxation	75	211	(212)
Inventory holding gains (losses)	0	0	0
Profit before interest and taxation	75	211	(212)
Other income statement items
Charges for provisions, net of write-back of unused provisions, including change in discount rate	0	0	0
Segment assets
Investments in joint ventures and associates	0	0
Additions to non-current assetsb	0	0
Consolidation adjustment and eliminations | US
Other income statement items
Depreciation, depletion and amortization	0	0	0
Consolidation adjustment and eliminations | Non-US
Other income statement items
Depreciation, depletion and amortization	$ 0	$ 0	$ 0